Balance Sheets - Parenthetical - $ / shares	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Details
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	190,000,000	190,000,000	190,000,000
Common Stock, Shares, Issued	5,285,747	5,285,747	5,285,747
Common Stock, Shares, Outstanding	5,284,318	5,285,747	5,285,747
Treasury Stock, Shares	1,429	0